Prepayments and Other Assets, Net (Details)	6 Months Ended
Mar. 31, 2023 USD ($)
Prepayments And Other Assets, Net [Abstract]
Prepayment of rent related to leases expiring	12 months
Prepaid expense	$ 469,192
Third-parties rate per annum	5.00%